Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 2,118,435	$ 1,554,454	$ 1,399,209
BOLI Insurance
Component Of Other Expense Income Nonoperating [Line Items]
Other income	562,732	657,273	567,440
Mortgage loan origination fees
Component Of Other Expense Income Nonoperating [Line Items]
Other income	342,765	367,573	486,136
Other income
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,212,938	$ 529,608	$ 345,633